UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total: $64,144
				       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name

01	N/A			Alpine Partners USVI, LLC


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

                                                             VALUE                  SH/  PUT/INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    ($000's)     AMOUNT     PRN  CALL DISCRETION  MANAGER  SOLE  SHARED NONE
----------------------------------------------------------  --------  --------------------------------------------------------------

ANGLOGOLD ASHANTI LTD            SPONSORED ADR   035128206     920       19195      SH           SOLE              19195
BG MEDICINE INC                       COM        08861T107     119       15385      SH           SOLE              15385
BPZ RESOURCES INC                     COM        055639108     530       100000     SH           SOLE             100000
COMERICA INC                   *W EXP 11/14/201  200340115     179       14100      SH           SOLE              14100
DELTA AIR LINES INC DEL             COM NEW      247361702     980       100000     SH           SOLE             100000
ENDOCYTE INC                          COM        29269A102     338       39433      SH           SOLE              39433
ENTROPIC COMMUNICATIONS INC           COM        29384R105    1268        5336      SH           SOLE              5336
EPOCRATES INC                         COM        29429D103     281       14185      SH           SOLE              14185
FLUIDIGM CORP DEL                     COM        34385P108     245       17114      SH           SOLE              17114
GLAXOSMITHKLINE PLC              SPONSORED ADR   37733W105    11607      302196     SH           SOLE             302196
HECLA MNG CO                          COM        422704106     516       56784      SH           SOLE              56784
HERTZ GLOBAL HOLDINGS INC             COM        42805T105    1563       100000     SH           SOLE             100000
MONSTER WORLDWIDE INC                 COM        611742107    1590       100000     SH           SOLE             100000
MOTRICITY INC                         COM        620107102     752       50000      SH           SOLE              50000
NVIDIA CORP                           COM        67066G104     462       25000      SH           SOLE              25000
RESOURCE CAP CORP                     COM        76120W302     659       100000     SH           SOLE             100000
SELECT SECTOR SPDR TR           SBI HEALTHCARE   81369Y209     215        6492      SH           SOLE              6492
UNITED STATES STL CORP NEW            COM        912909108    1349       25000      SH           SOLE              25000
WINTRUST FINANCIAL CORP        *W EXP 12/18/201  97650W157     962       50000      SH           SOLE              50000
AMERICAN ASSETS TR INC                COM        024013104     218       10245      SH          SHARED       1     10245
AMERICAN CAPITAL AGENCY CORP          COM        02503X105     362       12410      SH          SHARED       1     12410
BANK OF AMERICA CORPORATION           COM        060505104     998       75000      SH          SHARED       1     75000
BANK OF AMERICA CORPORATION           COM        060505104    2446       183500     SH          SHARED       1    183500
BANNER CORP                           COM        06652V109     37        15427      SH          SHARED       1     15427
BARRICK GOLD CORP                     COM        067901108    1095       21090      SH          SHARED       1     21090
BLACKROCK INC                         COM        09247X101     211        1050      SH          SHARED       1     1050
BOSTON PRIVATE FINL HLDGS IN   *W EXP 11/21/201  101119113     133       50000      SH          SHARED       1     50000
BOSTON PROPERTIES INC                 COM        101121101     419        4421      SH          SHARED       1     4421
CHEMTURA CORP                       COM NEW      163893209     236       13700      SH          SHARED       1     13700
CITIGROUP INC                  *W EXP 01/04/201  172967226     982      1066876     SH          SHARED       1    1066876
CITIGROUP INC                  *W EXP 10/28/201  172967234     380      2000000     SH          SHARED       1    2000000
CMS ENERGY CORP                       COM        125896100     254       12928      SH          SHARED       1     12928
COLGATE PALMOLIVE CO                  COM        194162103    1564       19362      SH          SHARED       1     19362
COMERICA INC                          COM        200340107    3484       275000     SH          SHARED       1    275000
ENTROPIC COMMUNICATIONS INC           COM        29384R105    1033       122300     SH          SHARED       1    122300
EQUITY RESIDENTIAL                SH BEN INT     29476L107     908       16095      SH          SHARED       1     16095
FIRST REP BK SAN FRAN CALI N          COM        33616C100     583       18847      SH          SHARED       1     18847
GENWORTH FINL INC                  COM CL A      37247D106     673       50000      SH          SHARED       1     50000
HECLA MNG CO                          COM        422704106     186       20475      SH          SHARED       1     20475
HYPERDYNAMICS CORP                    COM        448954107     73        15806      SH          SHARED       1     15806
INNODATA ISOGEN INC                 COM NEW      457642205     24        10000      SH          SHARED       1     10000
JPMORGAN CHASE & CO                   COM        46625H100    6113       132594     SH          SHARED       1    132594
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    3336       55500      SH          SHARED       1     55500
METLIFE INC                           COM        59156R108     335        7500      SH          SHARED       1     7500
METLIFE INC                           COM        59156R108     466       10423      SH          SHARED       1     10423
MFA FINANCIAL INC                     COM        55272X102     205       24977      SH          SHARED       1     24977
MFA FINANCIAL INC                     COM        55272X102     167       20315      SH          SHARED       1     20315
MGIC INVT CORP WIS                    COM        552848103    1778       200000     SH          SHARED       1    200000
MORGAN STANLEY                      COM NEW      617446448    1626       59514      SH          SHARED       1     59514
NATIONAL HEALTHCARE CORP              COM        635906100     992       21346      SH          SHARED       1     21346
NEOPROBE CORP                         COM        640518106     41        10482      SH          SHARED       1     10482
NEXTERA ENERGY INC                    COM        65339F101     507        9198      SH          SHARED       1     9198
NIELSEN HOLDINGS N V                  COM        N63218106     431       15766      SH          SHARED       1     15766
QUEST DIAGNOSTICS INC                 COM        74834L100    1500       25991      SH          SHARED       1     25991
SELECT SECTOR SPDR TR           SBI CONS STPLS   81369Y407     545       13948      SH          SHARED       1     13948
SIMON PPTY GROUP INC NEW              COM        828806109     789        7364      SH          SHARED       1     7364
SIX FLAGS ENTMT CORP NEW              COM        83001A102     263        3649      SH          SHARED       1     3649
SPDR S&P 500 ETF TR                 TR UNIT      78462F103     464        3500      SH          SHARED       1     3500
SPRINT NEXTEL CORP                 COM SER 1     852061100     464       100000     SH          SHARED       1    100000
SWIFT TRANSN CO                       CL A       87074U101     155       10564      SH          SHARED       1     10564
TARGA RES CORP                        COM        87612G101     426       11754      SH          SHARED       1     11754
UR ENERGY INC                         COM        91688R108     24        14296      SH          SHARED       1     14296
URANERZ ENERGY CORP                   COM        91688T104     44        13740      SH          SHARED       1     13740
URANIUM RES INC                 COM PAR $0.001   916901507     27        13025      SH          SHARED       1     13025
VENTAS INC                            COM        92276F100     522        9616      SH          SHARED       1     9616
WARREN RES INC                        COM        93564A100     56        11078      SH          SHARED       1     11078
WASHINGTON FED INC                    COM        938824109     457       82900      SH          SHARED       1     82900
WINDSTREAM CORP                       COM        97381W104     437       33921      SH          SHARED       1     33921
XCEL ENERGY INC                       COM        98389B100     896       37507      SH          SHARED       1     37507
ZHONGPIN INC                          COM        98952K107     250       16500      SH          SHARED       1     16500



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